Basis of Presentation and General information, Consolidated Majority-Owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	1T
MPC Munchmeyer Petersen Capital AG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	74.09%
Shareholder	Thalvora Holdings GmbH
Curamus Managementgesellschaft mbH, Hamburg [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Dritte Beteiligungsgesellschaft mbH, Hamburg
Deepsea Oil Explorer Plus GmbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Duisburg Invest Beteiligungsgesellschaft mbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Shareholder ownership percentage	99.90%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Shareholder ownership percentage	0.10%
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG, Hamburg [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
ELG Erste Liquidationsmanagement GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
First Fleet Philipp Beteiligungs GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Investments GmbH, Hamburg
Harper Petersen Albis GmbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. Asia Ltd. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	F4
Shares held in percent	100.00%
Shareholder	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. B.V. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	P7
Shares held in percent	100.00%
Shareholder	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. GmbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Harper Petersen & Co. Pte Ltd. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	U0
Shares held in percent	100.00%
Shareholder	Harper Petersen & Co. GmbH & Co. KG, Hamburg
HLD Vermogensverwaltungsgesellschaft UG (haftungsbeschrankt) i.L. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Immobilienmanagement MPC Student Housing Venture GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Immobilienmanagement Sachwert Rendite-Fonds GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Management Sachwert Rendite-Fonds Immobilien GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Managementgesellschaft Harper Petersen mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Managementgesellschaft MPC Global Maritime Opportunity Private Placement GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Managementgesellschaft MPC Solarpark mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Münchmeyer Petersen Real Estate Consulting GmbH, Hamburg
Managementgesellschaft Oil Rig Plus mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Achte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Best Select Company Plan Managementgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Capital Advisory GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
MPC Capital Beteiligungsgesellschaft mbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Capital Dritte Beteiligungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Capital GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Capital Investments GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Capital Zweite Beteiligungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
MPC Dritte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	51.10%
Shareholder	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	77.60%
Shareholder	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 4 GmbH & Co. KG i.L. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	81.70%
Shareholder	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC Energias Renovables Colombia S.A.S. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	F8
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
MPC Elfte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Funfte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Investment Partners GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Investment Services GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG
MPC Maritime Beteiligungsgesellschaft mbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Beteiligungsverwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Holding GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Maritime Investments GmbH i.L. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Multi Asset Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Munchmeyer Petersen Real Estate Consulting GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Neunte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Real Value Fund Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Renewable Panama S.A. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	R1
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
MPC Schiffsbeteiligung Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
MPC Sechste Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Siebte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Silica Invest GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Venture Invest AG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	C4
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
MPC Vierte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Zehnte Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MPC Zweite Vermogensstrukturfonds Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
MS STADT RAVENSBURG ERSTE T + H Verwaltungs GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Panda Invest GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Palmaille Ship Invest GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	31.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
PB BS GMO Verwaltungs GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Investments GmbH, Hamburg
PBH Maritime Verwaltungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
RES Maxis B.V. [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	P7
Shares held in percent	71.50%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
TVP Treuhand- und Verwaltungsgesellschaft fur Publikumsfonds mbH & Co. KG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltung "Rio Blackwater" Schifffahrtsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Verwaltung Achte Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Asien Opportunity Real Estate GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Bluewater Investments GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltung Dreiundvierzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Dritte MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Einundsiebzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Elfte Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Funfte Sachwert Rendite Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung MPC Capital Beteiligungsgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Verwaltung MPC Global Maritime Opportunity Private Placement GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Investments GmbH, Hamburg
Verwaltung MPC Real Estate Opportunity Private Placement Amerika GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Asien GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung MPC Solarpark GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltung MPC Student Housing Beteiligung UG [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Verwaltung MPC Student Housing Venture GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Verwaltung Neunte Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Neunundfunfzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Sachwert Rendite-Fonds Japan GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Sechste Sachwert Rendite-Fonds Deutschland (Private Placement) GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Sechsundvierzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung SHV Management Participation GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Verwaltung Siebenundfunfzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Siebenundvierzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Siebte Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Siebzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung TVP Treuhand GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital AG, Hamburg
Verwaltung Vierundfunfzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Zehnte Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Real Estate Opportunity Private Placement Amerika GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Zweite Reefer-Flottenfonds GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Verwaltung Zweite Sachwert Rendite-Fonds Deutschland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltung Zweiundsiebzigste Sachwert Rendite-Fonds Holland GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital GmbH, Hamburg
Verwaltungsgesellschaft Achte MPC Global Equity mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Duisburg Invest mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltungsgesellschaft Elfte Private Equity GmbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step II mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step III mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step IV mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VI mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VII mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial IV mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial V mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Neunte Global Equity mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Oil Rig Plus mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Maritime Holding GmbH, Hamburg
Verwaltungsgesellschaft Siebte MPC Global Equity mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg
Zweite MPC Best Select Company Plan Managementgesellschaft mbH [Member]
Consolidated Majority-Owned Subsidiaries [Abstract]
Country of incorporation	2M
Shares held in percent	100.00%
Shareholder	MPC Investment Services GmbH, Hamburg